IFRS 7 Disclosures - Summary of Account Balances by Investment Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 111,037	$ 105,811
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	52,528	47,348
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	43,783	42,414
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	10,965	11,944
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	1,844	2,113
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 1,917	$ 1,992